Finance And Other Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Finance and Other Receivables

Finance and other receivables include the following:

At December 31,	2012	2011
Loans	$3,738.2	$3,114.8
Direct financing leases	2,489.3	2,187.8
Sales-type finance leases	916.8	795.8
Dealer wholesale financing	1,541.0	1,517.1
Operating lease and other trade receivables	112.0	111.0
Unearned interest: Finance leases	(369.0)	(327.8)

	$8,428.3	$7,398.7

Less allowance for losses:
Loans and leases	(112.6)	(118.5)
Dealer wholesale financing	(11.8)	(11.7)
Operating lease and other trade receivables	(5.6)	(8.8)

	$8,298.3	$7,259.7

Annual Minimum Payments Due on Finance Receivables

Annual minimum payments due on finance receivables are as follows:

	LOANS	FINANCE LEASES
2013	$1,229.0	$1,002.9
2014	938.9	776.1
2015	743.7	611.2
2016	499.2	450.5
2017	290.2	244.6
Thereafter	37.2	114.8

	$3,738.2	$3,200.1

Allowance for Credit Losses

The allowance for credit losses is summarized as follows:

	2012
		RETAIL
	WHOLESALE	CUSTOMER	DEALER	OTHER*	TOTAL
Balance at January 1	$11.7	$106.5	$12.0	$8.8	$139.0
Provision for losses	1.8	13.1	1.4	3.7	20.0
Charge-offs		(32.1)		(6.6)	(38.7)
Recoveries		7.0		.4	7.4
Currency translation and other	(1.7)	4.7		(.7)	2.3

Balance at December 31	$11.8	$99.2	$13.4	$5.6	$130.0

	2011
		RETAIL
	WHOLESALE	CUSTOMER	DEALER	OTHER*	TOTAL
Balance at January 1	$7.5	$123.4	$10.1	$4.0	$145.0
Provision for losses	5.8	19.8	1.9	13.9	41.4
Charge-offs	(1.4)	(47.3)		(10.2)	(58.9)
Recoveries		12.7		1.2	13.9
Currency translation and other	(.2)	(2.1)		(.1)	(2.4)

Balance at December 31	$11.7	$106.5	$12.0	$8.8	$139.0

*	Operating lease and other trade receivables.

	2010
		RETAIL
	WHOLESALE	CUSTOMER	DEALER	OTHER*	TOTAL
Balance at January 1	$10.5	$142.4	$10.7	$4.0	$167.6
Provision for losses	.2	53.9	(.7)	7.6	61.0
Charge-offs	(2.9)	(88.0)		(6.9)	(97.8)
Recoveries	.3	14.0		.2	14.5
Currency translation and other	(.6)	1.1	.1	(.9)	(.3)

Balance at December 31	$7.5	$123.4	$10.1	$4.0	$145.0

*	Operating lease and other trade receivables.

Finance Receivables Summary by those Evaluated Collectively and Individually

Information regarding finance receivables evaluated and determined individually and collectively is as follows:

		RETAIL
At December 31, 2012	WHOLESALE	CUSTOMER	DEALER	TOTAL
Recorded investment for impaired finance receivables evaluated individually	$3.6	$67.4	$.1	$71.1
Allowance for impaired finance receivables determined individually	2.2	10.8		13.0
Recorded investment for finance receivables evaluated collectively	1,537.4	5,278.2	1,429.6	8,245.2
Allowance for finance receivables determined collectively	9.6	88.4	13.4	111.4

		RETAIL
At December 31, 2011	WHOLESALE	CUSTOMER	DEALER	TOTAL
Recorded investment for impaired finance receivables evaluated individually	$18.4	$95.6	$.4	$114.4
Allowance for impaired finance receivables determined individually	2.2	25.6	.1	27.9
Recorded investment for finance receivables evaluated collectively	1,498.7	4,454.8	1,219.8	7,173.3
Allowance for finance receivables determined collectively	9.5	80.9	11.9	102.3

Summary of Impaired Loans and Specific Reserve

The impaired loans with specific reserve represent the unpaid principal balance.

		RETAIL CUSTOMER
At December 31, 2012	WHOLESALE	FLEET	OWNER / OPERATOR	RETAIL DEALER	TOTAL
Impaired loans with specific reserve	$3.6	$43.9	$6.8		$54.3
Associated allowance	(2.2)	(7.3)	(1.2)		(10.7)

Net carrying amount of impaired loans	$1.4	$36.6	$5.6		$43.6

Average recorded investment	$9.4	$35.0	$9.2		$53.6

		RETAIL CUSTOMER
At December 31, 2011	WHOLESALE	FLEET	OWNER / OPERATOR	RETAIL DEALER	TOTAL
Impaired loans with specific reserve	$18.4	$27.9	$11.5		$57.8
Associated allowance	(2.2)	(6.0)	(2.6)		(10.8)

Net carrying amount of impaired loans	$16.2	$21.9	$8.9		$47.0

Average recorded investment	$14.4	$28.1	$13.6	$.6	$56.7

Summary of Interest Income Recognized on Cash Basis

During the period the loans above were considered impaired, interest income recognized on a cash basis is as follows:

	2012	2011	2010
Interest income recognized:
Wholesale	$.1	$.4	$.1
Fleet	1.2	2.7	1.7
Owner / Operator	.8	2.0	.2

	$2.1	$5.1	$2.0

Finance Receivables by Credit Quality Indicator and Portfolio Class

The tables below summarize the Company’s finance receivables by credit quality indicator and portfolio class.

		RETAIL CUSTOMER
At December 31, 2012	WHOLESALE	FLEET	OWNER / OPERATOR	RETAIL DEALER	TOTAL
Performing	$1,479.1	$3,878.4	$1,365.6	$1,423.3	$8,146.4
Watch	58.3	23.5	10.7	6.3	98.8
At-risk	3.6	54.7	12.7	.1	71.1

	$1,541.0	$3,956.6	$1,389.0	$1,429.7	$8,316.3

		RETAIL CUSTOMER
At December 31, 2011	WHOLESALE	FLEET	OWNER / OPERATOR	RETAIL DEALER	TOTAL
Performing	$1,460.6	$3,051.7	$1,361.0	$1,211.1	$7,084.4
Watch	38.0	28.5	13.7	8.7	88.9
At-risk	18.4	76.1	19.5	.4	114.4

	$1,517.0	$3,156.3	$1,394.2	$1,220.2	$7,287.7

Financing Receivables by Aging Category

Substantially all customer accounts that were greater than 30 days past due prior to credit modification became current upon modification for aging purposes.

		RETAIL CUSTOMER
At December 31, 2012	WHOLESALE	FLEET	OWNER / OPERATOR	RETAIL DEALER	TOTAL
Current and up to 30 days past due	$1,537.0	$3,934.8	$1,369.0	$1,429.7	$8,270.5
31 - 60 days past due	.5	9.4	7.9		17.8
Greater than 60 days past due	3.5	12.4	12.1		28.0

	$1,541.0	$3,956.6	$1,389.0	$1,429.7	$8,316.3

		RETAIL CUSTOMER
At December 31, 2011	WHOLESALE	FLEET	OWNER / OPERATOR	RETAIL DEALER	TOTAL
Current and up to 30 days past due	$1,498.7	$3,095.4	$1,365.2	$1,220.2	$7,179.5
31 - 60 days past due	.5	11.2	11.9		23.6
Greater than 60 days past due	17.8	49.7	17.1		84.6

	$1,517.0	$3,156.3	$1,394.2	$1,220.2	$7,287.7

Pre- and Post-Modification Recorded Investment Balances by Portfolio Class

At modification date, the pre-modification and post-modification recorded investment balances by portfolio class are as follows:

	2012		2011
	RECORDED INVESTMENT		RECORDED INVESTMENT
	PRE-MODIFICATION	POST-MODIFICATION	PRE-MODIFICATION	POST-MODIFICATION
Fleet	$64.0	$54.2	$27.7	$27.5
Owner / Operator	2.7	2.7	5.6	5.6

	$66.7	$56.9	$33.3	$33.1